Shareholders' equity and share-based payments - Expense (Details) $ in Thousands				12 Months Ended
	Jun. 06, 2019 € / shares shares	May 03, 2018 € / shares shares	Apr. 26, 2017 € / shares shares	Dec. 31, 2019 € / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Share-based payments
Share-based expense					$ 233,000	$ 315,000	$ 182,000
TOTAL performance share plans
Share-based payments
Share-based expense					180,000	264,000	135,000
SunPower Plans
Share-based payments
Share-based expense					26,000	21,000	31,000
Capital increase reserved for employees
Share-based payments
Share-based expense					$ 27,000	$ 30,000	$ 16,000
Assumptions used for the valuation of the cost of the capital
Subscription price | € / shares	€ 40.10	€ 37.20	€ 38.10
Share price at the reference date | € / shares				€ 49.91
Number of shares | shares	9,845,111	9,174,817	9,350,220		10,050,000
Risk-free interest rate (as a percent)					(0.419%)
Employees loan financing rate (as a percent)					4.11%
Non-transferability cost (as a percent)					19.21%
Trading period to determine subscription price					20 days
Subscription price discount (as a percent)					20.00%
Euro swap rate term for risk-free interest rate					5 years
Consumer's credit rate term for employees loan financing rate					5 years